SHARE-BASED PAYMENT, Total Compensation Cost (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation cost [Abstract]
Research and development	$ 229	$ 482	$ 705	$ 1,362	$ 3,195
General and administrative	862	362	2,870	846	2,647
Total compensation cost	$ 1,091	$ 844	$ 3,575	$ 2,208	$ 5,842